Business Combination: Acquisition of Tupperware’s Latin American Operations - Schedule of Distinguishes the Acquired Operations Actual Contribution (Details) - MXN ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2026
Schedule of Distinguishes the Acquired Operations Actual Contribution [Abstract]
Revenue	$ 9,661,413	$ 450,974
Profit / (loss) for the period	$ 1,012,124	$ 105,862